Label	Element	Value
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	UBS US Dividend Ruler Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. In addition to the fees and expenses described below, you also may be required to pay commissions or other fees to your broker for transactions in Class P shares.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 28, 2027
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	28.00%
Strategy [Heading]	oef_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Principal investments

To achieve its investment objective, the Fund invests in, or seeks exposure to, stocks with attractive growth (earnings and dividend), attractive dividend yield, quality, and valuation profiles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US companies. In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in dividend paying securities. For purposes of this policy, dividend paying securities are those that pay dividends on a regular basis. The Fund invests a substantial portion of its net assets in large-capitalization equities traded in the United States. Investments in equity securities may include but are not limited to common stock (including real estate investment trusts (“REITs”)) of issuers located throughout the world, and American Depositary Receipts. The Fund may invest in issuers from both developed markets (including the United States) and emerging markets.

The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States.

Under normal circumstances, the Advisor intends to invest the Fund’s portfolio under the following guidelines, but reserves the right to deviate if economic and business conditions warrant:

•	20‑50 stocks in the portfolio
•	Companies with a market capitalization of $2.5 billion or greater
•	Typical allocation to American Depository Receipts (ADRs) of 15% or less
•	Minimum of 6 sectors included in the portfolio for diversification purposes
•	The Fund aims to be fully invested but may allow for a cash allocation—with a range of 0.50‑10% of net assets—for liquidity purposes.

Under certain market conditions, the Fund may, but is not required to, use exchange traded derivative instruments for risk management purposes or as part of the

Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policies or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policies.

The Fund also may at times invest in ETFs and other investment companies for the purpose of gaining exposure to the stock market while maintaining liquidity.

In pursuing its investment strategy, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector, including the information technology sector.

Management process

The Advisor seeks to invest in companies that the Advisor believes have attractive current dividend yields, and strong and consistent historical and prospective dividend growth. The Advisor believes that this focus on consistent and sustainable dividend growth underscores a quality bias for the portfolio which the Advisor believes can help mitigate downside risks and deliver attractive risk-adjusted total returns through the market cycle when compared to the broader equity market.

In selecting individual securities for investment, the Advisor begins with a quantitative model to identify candidates for the portfolio. The investable universe of stocks is screened for the following metrics pursuant to the Advisor’s “dividend ruler” strategy:

•	Attractive dividend yield: Indicated dividend yield equal to or greater than the S&P 500 indicated dividend yield
•	Healthy dividend growth: 10-year compound annual growth rate of dividends per share (DPS) of greater than 4%
•	Strong dividend consistency: steady and stable dividend payments and growth over the last 10 years

The Advisor may modify the quantitative screening process at any time, without shareholder approval or notice.

Stocks that meet the above criteria may be eligible for inclusion in the portfolio. Stocks are then reviewed from a “bottom-up” or fundamental perspective by the Advisor, leveraging the intellectual capital of UBS Global Wealth Management (“WM”), an affiliate of the Advisor, Chief Investment Office (“CIO”) equity strategists and equity sector analysts, as well as other resources. The Advisor assesses the fundamental outlook for earnings per share, dividends per share growth, quality, and valuation—among other metrics—while determining potential upside and downside risks given current and expected market environments. This assessment is determined with the intention of owning stocks for the portfolio over a multi-year time horizon.

In addition, the Advisor constructs the portfolio taking into account several investment considerations including but not limited to: the UBS House View (a publication of macro and thematic views of WM CIO) on markets, regions, sectors and style factors. While the Advisor may receive input from multiple business units within UBS, the Advisor has final discretion in the portfolio’s construction.

The Fund’s investment process integrates material sustainability and/or ESG considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	For purposes of this policy, dividend paying securities are those that pay dividends on a regular basis. The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policies or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US companies. In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in dividend paying securities. For purposes of this policy, dividend paying securities are those that pay dividends on a regular basis.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual‑fund‑performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual‑fund‑performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Total return (Class P)*
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* 2021 is the Fund’s first full calendar year of operations.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Total return January 1 - September 30, 2026: 8.14% Best quarter during calendar years shown—4Q 2022: 14.07% Worst quarter during calendar years shown—2Q 2022: (10.72)%
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	8.14%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	14.07%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(10.72%)
Performance Table Heading	oef_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	The index reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the Fund.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Equity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. The Fund could lose all of its investment in a company’s stock.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Investment style risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investment style risk: The risk that returns from dividend-paying large capitalization stocks will produce lower returns than the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Dividend paying stock risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Dividend paying stock risk: Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by the Fund decreases, the Fund may have less income to distribute to the Fund’s shareholders. In addition, common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Conversely, the prices of higher yielding stocks may tend to rise when interest rates fall. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Focus risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Focus risk: To the extent the Fund’s investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry than another fund having a broader range of investments. As a result, there may be more fluctuation in the price of the Fund’s shares.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Information technology sector risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Information technology sector risk: The Fund’s performance may be particularly affected by developments affecting the information technology sector as a result of significant investments in such sector. Information technology companies may face rapid technological change, short product cycles, intense competition, changing customer preferences, and substantial research and development costs. A company’s products or services may become obsolete or fail to gain market acceptance, and its financial results may depend on a limited number of products, customers, or key personnel. These companies may also be adversely affected by cybersecurity incidents, service disruptions, data-privacy requirements, changes in government regulation, and the failure to obtain (or delays in obtaining) financing or regulatory approvals. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights and disputes over intellectual property rights may adversely affect the profitability of these companies.

The market prices of information technology securities may be especially volatile, and adverse developments affecting the information technology sector could cause the Fund’s shares to decline in value.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Foreign investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Model and data risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Model and data risk: The Advisor may employ a complex strategy using proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Advisor’s quantitative models will perform as expected or result in effective investment decisions for the Fund.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Real estate securities and REITs risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real estate securities and REITs risk: The risk that the Fund’s performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. The performance of REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. REITs expose investors in the Fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Emerging market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Derivatives risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. In addition, nonexchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Investing in other funds risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs,

involve certain risks. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund (Class P) | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.28%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	420
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 954
UBS US Dividend Ruler Fund (Class P) | S&P 500 Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.93%
UBS US Dividend Ruler Fund (Class P) | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	23.30%
Annual Return [Percent]	oef_AnnlRtrPct	(6.93%)
Annual Return [Percent]	oef_AnnlRtrPct	13.56%
Annual Return [Percent]	oef_AnnlRtrPct	21.00%
Annual Return [Percent]	oef_AnnlRtrPct	16.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.71%
Performance Inception Date	oef_PerfInceptionDate	Jul. 09, 2020
UBS US Dividend Ruler Fund (Class P) | Class P | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.53%
UBS US Dividend Ruler Fund (Class P) | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.63%

[1]	“Other expenses” include “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the Fund.
[2]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) LLC, the Fund’s investment advisor and administrator (“UBS AM (Americas)” or the “Advisor”), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund’s ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2027, do not exceed 0.65% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)’s three year recoupment rights will survive.